PATENT RIGHTS (Details Narrative 1) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 13, 2018	Dec. 18, 2019	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Purchase of patents					$ 37,000	$ 80,000	$ 80,000
Value of common stock issued in exchange for Patent Rights						697,000	696,799
Amortization of patent rights							64,873	$ 7,332
Minimum royalty payment							$ 25,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of patents							15 years
Amortization of patent rights			$ 10,000	$ 20,000	$ 30,000	$ 30,000
Purchase and Sale Agreement (Agreement) with Andre Buys [Member]
Finite-Lived Intangible Assets [Line Items]
Amount for consideration portfolio	$ 100,000
Legal costs to transfer patent rights	10,000
Purchase of patents	$ 100,000
Term For second payment	2 years
Purchase and Sale Agreement (Agreement) with Andre Buys [Member] | Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Number of common stock issued in exchange for Patent Rights		386,681
Value of common stock issued in exchange for Patent Rights		$ 700,000
Deferred compensation arrangement with individual share award granted amount		800,000
Cash Payment		$ 100,000
Purchase and Sale Agreement (Agreement) with Andre Buys [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of patents	15 years
Agreed to pay amount for discretion	$ 500,000
Purchase and Sale Agreement (Agreement) with Andre Buys [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of patents	20 years
Agreed to pay amount for discretion	$ 800,000